Pension Benefits - Fair Value of Plan Assets (Parenthetical) (Detail)	Dec. 31, 2015
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Growth oriented assets	70.00%
Defensive assets	30.00%